Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	40 Months Ended		60 Months Ended	90 Months Ended		96 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Feb. 26, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Jul. 05, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Small Cap Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Small Cap Fund - Investor Class
Account Value	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 17,205	$ 15,299	$ 12,889	$ 14,529		$ 8,982	$ 11,152	$ 11,805	$ 10,803			$ 9,531	$ 9,920	$ 10,000
Average Annual Return, Percent	3.27%	12.46%			9.06%					5.58%
Small Cap Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Small Cap Fund - Class I
Account Value	$ 17,700	$ 17,700	17,700	17,700	$ 17,700	17,700	17,700	17,700	17,700	$ 17,700	15,696	13,187	14,822		9,139	11,310	11,940	10,890			9,582	9,943	10,000
Average Annual Return, Percent	3.46%	12.77%			9.37%					5.88%
Small Cap Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Small Cap Fund - Class Y
Account Value	$ 895,613	$ 895,613	895,613	895,613	$ 895,613	895,613	895,613	895,613	895,613	$ 895,613	793,072	665,443	747,046		459,986	568,765	599,581	546,474			480,244	497,909	500,000
Average Annual Return, Percent	3.45%	12.93%			9.51%					6.00%
Small-Mid Cap Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name										Small-Mid Cap Fund - Investor class
Account Value	$ 18,144	$ 18,144	18,144	18,144	$ 18,144	18,144	18,144	18,144	18,144	$ 18,144	17,232	15,653	17,425		11,012	13,182	13,041	12,269			10,585	10,481	10,000
Average Annual Return, Percent	0.55%	5.29%			6.60%					6.14%
Small-Mid Cap Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Small-Mid Cap Fund - Class I
Account Value	$ 18,671	$ 18,671	18,671	18,671	$ 18,671	18,671	18,671	18,671	18,671	$ 18,671	17,674	16,012	17,776		11,207	13,373	13,190	12,369			10,634	10,506	10,000
Average Annual Return, Percent	0.71%	5.64%			6.90%					6.44%
Small-Mid Cap Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Small-Mid Cap Fund - Class Y
Account Value	$ 945,514	$ 945,514	945,514	945,514	$ 945,514	945,514	945,514	945,514	945,514	$ 945,514	893,756	808,564	896,752		564,412	672,787	662,995	620,981			533,376	526,194	500,000
Average Annual Return, Percent	0.78%	5.79%			7.04%					6.58%
Mid Cap Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name										Mid Cap Fund - Investor class
Account Value	$ 18,572	$ 18,572	18,572	18,572	$ 18,572	18,572	18,572	18,572	18,572	$ 18,572	16,704	15,533	17,338		11,112	13,828	13,314	12,387			10,615	10,485	10,000
Average Annual Return, Percent	4.40%	11.18%			6.08%					6.39%
Mid Cap Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Mid Cap Fund - Class I
Account Value	$ 19,117	$ 19,117	19,117	19,117	$ 19,117	19,117	19,117	19,117	19,117	$ 19,117	17,145	15,898	17,693		11,305	14,035	13,461	12,495			10,669	10,507	10,000
Average Annual Return, Percent	4.53%	11.50%			6.37%					6.69%
Mid Cap Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Mid Cap Fund - Class Y
Account Value	$ 966,707	$ 966,707	966,707	966,707	$ 966,707	966,707	966,707	966,707	966,707	$ 966,707	866,031	801,307	891,051		568,805	705,302	676,060	626,390			534,897	525,825	500,000
Average Annual Return, Percent	4.64%	11.62%			6.51%					6.82%
Large Cap Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name										Large Cap Fund - Investor class
Account Value	$ 23,764	$ 23,764	23,764	23,764	$ 23,764	23,764	23,764	23,764	23,764	$ 23,764	20,764	18,823	21,006		14,489	15,397	13,716	12,897			10,533	10,614	10,000
Average Annual Return, Percent	6.15%	14.45%			9.07%					9.04%
Large Cap Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Large Cap Fund - Class I
Account Value	$ 24,461	$ 24,461	24,461	24,461	$ 24,461	24,461	24,461	24,461	24,461	$ 24,461	21,308	19,255	21,434		14,739	15,618	13,874	13,002			10,591	10,642	10,000
Average Annual Return, Percent	6.29%	14.80%			9.39%					9.36%
Large Cap Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Large Cap Fund - Class Y
Account Value	$ 1,236,961	$ 1,236,961	$ 1,236,961	1,236,961	$ 1,236,961	1,236,961	1,236,961	1,236,961	1,236,961	$ 1,236,961	1,076,407	971,723	1,080,031		741,739	785,408	696,980	652,550			530,895	532,815	500,000
Average Annual Return, Percent	6.35%	14.92%			9.51%					9.48%
Large Cap Concentrated Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Concentrated Fund - Investor class
Account Value	$ 13,238	$ 13,238	$ 13,238	$ 13,238	$ 13,238	13,238	13,238	13,238	13,238	$ 13,238	11,074	9,663	10,980	$ 10,000
Average Annual Return, Percent	7.96%	19.54%		8.76%
Large Cap Concentrated Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Concentrated Fund - Class I
Account Value	$ 13,365	$ 13,365	$ 13,365	$ 13,365	13,365	13,365	13,365	13,365	13,365	13,365	11,146	9,698	10,990	10,000
Average Annual Return, Percent	8.07%	19.91%		9.07%
Large Cap Concentrated Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name			Large Cap Concentrated Fund - Class Y
Account Value	$ 670,687	$ 670,687	$ 670,687	$ 670,687	670,687	670,687	670,687	670,687	670,687	$ 670,687	558,885	485,649	549,500	500,000
Average Annual Return, Percent	8.15%	20.00%		9.19%
Select Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name										Select Fund - Investor class
Account Value	$ 26,846	$ 26,846	26,846	$ 26,846	$ 26,846	26,846	26,846	26,846	26,846	$ 26,846	22,709	18,879	21,542		12,628	13,771	13,568	11,944			9,567	11,132	10,000
Average Annual Return, Percent	6.69%	18.22%			14.28%					10.38%
Select Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Select Fund - Class I
Account Value	$ 27,636	$ 27,636	27,636	27,636	$ 27,636	27,636	27,636	27,636	27,636	$ 27,636	23,303	19,309	21,974		12,843	13,965	13,716	12,041			9,616	11,159	10,000
Average Annual Return, Percent	6.86%	18.59%			14.63%					10.70%
Select Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Select Fund - Class Y
Account Value	$ 1,398,027	$ 1,398,027	1,398,027	1,398,027	$ 1,398,027	1,398,027	1,398,027	1,398,027	1,398,027	$ 1,398,027	1,178,047	975,102	1,108,027		646,830	702,178	689,135	603,973			482,393	559,183	500,000
Average Annual Return, Percent	6.92%	18.67%			14.77%					10.83%
Long-Short Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name										Long-Short Fund - Investor class
Account Value	$ 17,630	$ 17,630	17,630	17,630	$ 17,630	17,630	17,630	17,630	17,630	$ 17,630	14,823	14,236	14,887		11,486	12,527	11,413	11,379			9,847	10,230	10,000
Average Annual Return, Percent	10.04%	18.94%			7.07%					5.83%
Long-Short Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Long-Short Fund - Class I
Account Value	$ 18,149	$ 18,149	18,149	18,149	$ 18,149	18,149	18,149	18,149	18,149	$ 18,149	15,214	14,569	15,188		11,685	12,709	11,547	11,475			9,899	10,256	10,000
Average Annual Return, Percent	10.21%	19.29%			7.39%					6.14%
Long-Short Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Long-Short Fund - Class Y
Account Value	$ 917,424	$ 917,424	917,424	917,424	$ 917,424	$ 917,424	917,424	917,424	917,424	$ 917,424	768,440	735,168	765,344		588,057	638,857	579,946	575,598			496,231	513,417	500,000
Average Annual Return, Percent	10.26%	19.39%			7.51%					6.26%
International Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund - Investor class
Account Value	$ 18,449	$ 18,449	18,449	18,449	$ 18,449	$ 18,449	$ 18,449	18,449	18,449	$ 18,449	16,732	14,278	17,459		11,989	13,162	12,884	11,623	$ 10,000
Average Annual Return, Percent	6.12%	10.26%			6.99%		8.51%
International Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund - Class I
Account Value	$ 18,848	$ 18,848	18,848	18,848	$ 18,848	$ 18,848	$ 18,848	18,848	18,848	18,848	17,050	14,504	17,680		12,107	13,258	12,940	11,639	10,000
Average Annual Return, Percent	6.29%	10.54%			7.29%		8.82%
International Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name						International Fund - Class Y
Account Value	$ 950,515	$ 950,515	950,515	950,515	$ 950,515	$ 950,515	$ 950,515	950,515	$ 950,515	950,515	858,614	729,770	888,701		607,976	664,907	648,161	582,319	500,000
Average Annual Return, Percent	6.34%	10.70%			7.41%		8.95%
Short Duration Securitized Bond Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name									Short Duration Securitized Bond Fund - Investor class
Account Value	$ 12,991	$ 12,991	12,991	12,991	$ 12,991	12,991	$ 12,991	$ 12,991	$ 12,991	12,991	11,792	11,498	11,879		10,985	11,150	10,650	10,343		$ 10,000
Average Annual Return, Percent	4.37%	10.17%			3.10%			3.33%
Short Duration Securitized Bond Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name									Short Duration Securitized Bond Fund - Class I
Account Value	$ 13,312	$ 13,312	13,312	13,312	$ 13,312	13,312	13,312	$ 13,312	$ 13,312	13,312	12,035	11,704	12,053		11,111	11,248	10,710	10,371		10,000
Average Annual Return, Percent	4.51%	10.61%			3.43%			3.65%
Short Duration Securitized Bond Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									Short Duration Securitized Bond Fund - Class Y
Account Value	$ 671,668	$ 671,668	671,668	671,668	$ 671,668	671,668	671,668	$ 671,668	$ 671,668	671,668	606,627	589,220	605,552		558,203	564,414	536,986	519,521		500,000
Average Annual Return, Percent	4.57%	10.72%			3.54%			3.76%
Core Bond Fund - Investor class
Account Value [Line Items]
Line Graph and Table Measure Name									Core Bond Fund - Investor class
Account Value	$ 11,059	$ 11,059	11,059	11,059	$ 11,059	11,059	11,059	$ 11,059	$ 11,059	11,059	10,611	10,713	11,770		11,743	10,873	10,061	10,033		10,000
Average Annual Return, Percent	0.72%	4.22%			0.34%			1.27%
Core Bond Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name									Core Bond Fund - Class I
Account Value	$ 11,312	$ 11,312	11,312	11,312	$ 11,312	11,312	11,312	$ 11,312	$ 11,312	11,312	10,826	10,896	11,944		11,881	10,969	10,120	10,071		10,000
Average Annual Return, Percent	0.77%	4.48%			0.62%			1.56%
Core Bond Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name									Core Bond Fund - Class Y
Account Value	$ 570,977	$ 570,977	570,977	570,977	$ 570,977	570,977	570,977	$ 570,977	$ 570,977	$ 570,977	545,190	547,979	599,934		596,642	549,742	507,166	503,883		500,000
Average Annual Return, Percent	0.95%	4.73%			0.76%			1.68%
Small Cap Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Small Cap Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Small Cap Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 1,573,740	$ 1,573,740	1,573,740	1,573,740	$ 1,573,740	1,573,740	1,573,740	1,573,740	1,573,740	$ 1,573,740	1,278,163	1,074,505	1,247,476		865,314	812,276	745,327	649,364			547,942	536,471	500,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Small-Mid Cap Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Small-Mid Cap Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Small-Mid Cap Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 1,573,740	$ 1,573,740	1,573,740	1,573,740	$ 1,573,740	1,573,740	1,573,740	1,573,740	1,573,740	$ 1,573,740	1,278,163	1,074,505	1,247,476		865,314	812,276	745,327	649,364			547,942	536,471	500,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Mid Cap Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Mid Cap Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Mid Cap Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 1,573,740	$ 1,573,740	1,573,740	1,573,740	$ 1,573,740	1,573,740	1,573,740	1,573,740	1,573,740	$ 1,573,740	1,278,163	1,074,505	1,247,476		865,314	812,276	745,327	649,364			547,942	536,471	500,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Large Cap Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Large Cap Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Large Cap Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 1,573,740	$ 1,573,740	$ 1,573,740	1,573,740	$ 1,573,740	1,573,740	1,573,740	1,573,740	1,573,740	$ 1,573,740	1,278,163	1,074,505	1,247,476		865,314	812,276	745,327	649,364			547,942	536,471	500,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Large Cap Concentrated Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 14,144	$ 14,144	$ 14,144	$ 14,144	$ 14,144	14,144	14,144	14,144	14,144	$ 14,144	11,488	9,657	11,212	10,000
Average Annual Return, Percent	13.56%	23.13%		10.96%
Large Cap Concentrated Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 14,144	$ 14,144	$ 14,144	$ 14,144	14,144	14,144	14,144	14,144	14,144	14,144	11,488	9,657	11,212	10,000
Average Annual Return, Percent	13.56%	23.13%		10.96%
Large Cap Concentrated Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 707,216	$ 707,216	$ 707,216	$ 707,216	707,216	707,216	707,216	707,216	707,216	$ 707,216	574,388	482,867	560,597	500,000
Average Annual Return, Percent	13.56%	23.13%		10.96%
Select Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	$ 31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Select Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Select Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 1,573,740	$ 1,573,740	1,573,740	1,573,740	$ 1,573,740	1,573,740	1,573,740	1,573,740	1,573,740	$ 1,573,740	1,278,163	1,074,505	1,247,476		865,314	812,276	745,327	649,364			547,942	536,471	500,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Long-Short Fund Investor - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Long-Short Fund Class I - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	$ 31,475	31,475	31,475	31,475	31,475	$ 31,475	25,563	21,490	24,950		17,306	16,246	14,907	12,987			10,959	10,729	10,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
Long-Short Fund Class Y - Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Account Value	$ 1,573,740	$ 1,573,740	1,573,740	1,573,740	$ 1,573,740	$ 1,573,740	1,573,740	1,573,740	1,573,740	$ 1,573,740	1,278,163	1,074,505	1,247,476		865,314	812,276	745,327	649,364			547,942	536,471	500,000
Average Annual Return, Percent	13.56%	23.13%			14.14%					12.15%
International Fund Investor - MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Account Value	$ 16,240	$ 16,240	16,240	16,240	$ 16,240	$ 16,240	$ 16,240	16,240	16,240	$ 16,240	14,549	12,907	16,018		11,802	12,398	12,240	11,409	10,000
Average Annual Return, Percent	5.69%	11.62%			5.55%		6.68%
International Fund Class I - MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Account Value	$ 16,240	$ 16,240	16,240	16,240	$ 16,240	$ 16,240	$ 16,240	16,240	16,240	16,240	14,549	12,907	16,018		11,802	12,398	12,240	11,409	10,000
Average Annual Return, Percent	5.69%	11.62%			5.55%		6.68%
International Fund Class Y - MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Account Value	$ 811,977	$ 811,977	811,977	811,977	$ 811,977	$ 811,977	$ 811,977	811,977	$ 811,977	811,977	727,427	645,364	800,889		590,108	619,879	611,993	570,472	$ 500,000
Average Annual Return, Percent	5.69%	11.62%			5.55%		6.68%
Short Duration Securitized Bond Fund Investor - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value	$ 10,513	$ 10,513	10,513	10,513	$ 10,513	10,513	$ 10,513	$ 10,513	$ 10,513	10,513	10,243	10,340	11,527		11,565	10,636	9,860	9,899		10,000
Average Annual Return, Percent	(0.71%)	2.63%			(0.23%)			0.63%
Short Duration Securitized Bond Fund Class I - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value	$ 10,513	$ 10,513	10,513	10,513	$ 10,513	10,513	10,513	$ 10,513	$ 10,513	10,513	10,243	10,340	11,527		11,565	10,636	9,860	9,899		10,000
Average Annual Return, Percent	(0.71%)	2.63%			(0.23%)			0.63%
Short Duration Securitized Bond Fund Class Y - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value	$ 525,645	$ 525,645	525,645	525,645	$ 525,645	525,645	525,645	$ 525,645	$ 525,645	525,645	512,170	517,018	576,336		578,263	531,787	492,992	494,958		500,000
Average Annual Return, Percent	(0.71%)	2.63%			(0.23%)			0.63%
Core Bond Fund Investor - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value	$ 10,513	$ 10,513	10,513	10,513	$ 10,513	10,513	10,513	$ 10,513	$ 10,513	10,513	10,243	10,340	11,527		11,565	10,636	9,860	9,899		10,000
Average Annual Return, Percent	(0.71%)	2.63%			(0.23%)			0.63%
Core Bond Fund Class I - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value	$ 10,513	$ 10,513	10,513	10,513	$ 10,513	10,513	10,513	$ 10,513	$ 10,513	10,513	10,243	10,340	11,527		11,565	10,636	9,860	9,899		10,000
Average Annual Return, Percent	(0.71%)	2.63%			(0.23%)			0.63%
Core Bond Fund Class Y - Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Account Value	$ 525,645	$ 525,645	525,645	525,645	$ 525,645	525,645	525,645	$ 525,645	$ 525,645	$ 525,645	512,170	517,018	576,336		578,263	531,787	492,992	494,958		500,000
Average Annual Return, Percent	(0.71%)	2.63%			(0.23%)			0.63%
Small Cap Fund Investor - Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Account Value	$ 19,677	$ 19,677	19,677	19,677	$ 19,677	19,677	19,677	$ 19,677	19,677	$ 19,677	17,879	15,920	21,283		13,135	14,067	14,549	12,375			9,932	10,649	10,000
Average Annual Return, Percent	1.73%	10.06%			6.94%					7.00%
Small Cap Fund Class I - Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Account Value	$ 19,677	$ 19,677	19,677	19,677	$ 19,677	19,677	19,677	19,677	19,677	$ 19,677	17,879	15,920	21,283		13,135	14,067	14,549	12,375			9,932	10,649	10,000
Average Annual Return, Percent	1.73%	10.06%			6.94%					7.00%
Small Cap Fund Class Y - Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Account Value	$ 983,867	$ 983,867	983,867	983,867	$ 983,867	983,867	983,867	983,867	983,867	$ 983,867	893,968	796,006	1,064,144		656,775	703,374	727,448	618,758			496,592	532,428	500,000
Average Annual Return, Percent	1.73%	10.06%			6.94%					7.00%
Small-Mid Cap Fund Investor - Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2500 Index
Account Value	$ 21,562	$ 21,562	21,562	21,562	$ 21,562	21,562	21,562	21,562	21,562	$ 21,562	19,519	17,185	21,752		13,785	14,465	14,214	12,228			10,203	10,592	10,000
Average Annual Return, Percent	2.35%	10.47%			8.31%					7.99%
Small-Mid Cap Fund Class I - Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2500 Index
Account Value	$ 21,562	$ 21,562	21,562	21,562	$ 21,562	21,562	21,562	21,562	21,562	$ 21,562	19,519	17,185	21,752		13,785	14,465	14,214	12,228			10,203	10,592	10,000
Average Annual Return, Percent	2.35%	10.47%			8.31%					7.99%
Small-Mid Cap Fund Class Y - Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2500 Index
Account Value	$ 1,078,099	$ 1,078,099	1,078,099	1,078,099	$ 1,078,099	1,078,099	1,078,099	1,078,099	1,078,099	$ 1,078,099	975,932	859,244	1,087,613		689,274	723,252	710,690	611,383			510,161	529,597	500,000
Average Annual Return, Percent	2.35%	10.47%			8.31%					7.99%
Mid Cap Fund Investor - Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Account Value	$ 23,768	$ 23,768	23,768	23,768	$ 23,768	23,768	23,768	23,768	23,768	$ 23,768	21,057	18,322	22,154		14,789	15,128	14,030	12,490			10,723	10,663	10,000
Average Annual Return, Percent	4.96%	12.88%			9.46%					9.04%
Mid Cap Fund Class I - Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Account Value	$ 23,768	$ 23,768	23,768	23,768	$ 23,768	23,768	23,768	23,768	23,768	$ 23,768	21,057	18,322	22,154		14,789	15,128	14,030	12,490			10,723	10,663	10,000
Average Annual Return, Percent	4.96%	12.88%			9.46%					9.04%
Mid Cap Fund Class Y - Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Account Value	$ 1,188,383	$ 1,188,383	1,188,383	1,188,383	$ 1,188,383	1,188,383	1,188,383	1,188,383	1,188,383	$ 1,188,383	1,052,827	916,103	1,107,692		739,453	756,396	701,502	624,524			536,146	533,172	500,000
Average Annual Return, Percent	4.96%	12.88%			9.46%					9.04%
Large Cap Fund Investor - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Account Value	$ 32,504	$ 32,504	32,504	32,504	$ 32,504	32,504	32,504	32,504	32,504	$ 32,504	26,239	21,982	25,277		17,667	16,438	14,941	13,044			11,052	10,737	10,000
Average Annual Return, Percent	14.24%	23.88%			14.61%					12.51%
Large Cap Fund Class I - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Account Value	$ 32,504	$ 32,504	32,504	32,504	$ 32,504	32,504	32,504	32,504	32,504	$ 32,504	26,239	21,982	25,277		17,667	16,438	14,941	13,044			11,052	10,737	10,000
Average Annual Return, Percent	14.24%	23.88%			14.61%					12.51%
Large Cap Fund Class Y - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Account Value	$ 1,625,185	$ 1,625,185	$ 1,625,185	1,625,185	$ 1,625,185	1,625,185	1,625,185	1,625,185	1,625,185	$ 1,625,185	1,311,930	1,099,105	1,263,849		883,363	821,880	747,034	652,220			552,590	536,834	500,000
Average Annual Return, Percent	14.24%	23.88%			14.61%					12.51%
Large Cap Concentrated Fund Investor - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Account Value	$ 14,485	$ 14,485	$ 14,485	$ 14,485	$ 14,485	14,485	14,485	14,485	14,485	$ 14,485	11,693	9,796	11,264	10,000
Average Annual Return, Percent	14.24%	23.88%		11.76%
Large Cap Concentrated Fund Class I - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Account Value	$ 14,485	$ 14,485	$ 14,485	$ 14,485	14,485	14,485	14,485	14,485	14,485	14,485	11,693	9,796	11,264	10,000
Average Annual Return, Percent	14.24%	23.88%		11.76%
Large Cap Concentrated Fund Class Y - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Account Value	$ 724,244	$ 724,244	$ 724,244	$ 724,244	724,244	724,244	724,244	724,244	724,244	$ 724,244	584,646	489,803	563,219	$ 500,000
Average Annual Return, Percent	14.24%	23.88%		11.76%
Long-Short Fund Investor - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Account Value	$ 32,504	$ 32,504	32,504	$ 32,504	$ 32,504	32,504	32,504	32,504	32,504	$ 32,504	26,239	21,982	25,277		17,667	16,438	14,941	13,044			11,052	10,737	10,000
Average Annual Return, Percent	14.24%	23.88%			14.61%					12.51%
Long-Short Fund Investor - 60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name										60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index
Account Value	$ 22,215	$ 22,215	22,215	22,215	$ 22,215	22,215	22,215	22,215	22,215	$ 22,215	19,073	16,820	18,208		14,629	13,836	12,891	11,808			10,662	10,447	10,000
Average Annual Return, Percent	9.57%	16.48%			9.92%					8.29%
Long-Short Fund Class I - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Account Value	$ 32,504	$ 32,504	32,504	32,504	$ 32,504	32,504	32,504	32,504	32,504	$ 32,504	26,239	21,982	25,277		17,667	16,438	14,941	13,044			11,052	10,737	10,000
Average Annual Return, Percent	14.24%	23.88%			14.61%					12.51%
Long-Short Fund Class I - 60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name										60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index
Account Value	$ 22,215	$ 22,215	22,215	22,215	$ 22,215	22,215	22,215	22,215	22,215	$ 22,215	19,073	16,820	18,208		14,629	13,836	12,891	11,808			10,662	10,447	10,000
Average Annual Return, Percent	9.57%	16.48%			9.92%					8.29%
Long-Short Fund Class Y - Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Account Value	$ 1,625,185	$ 1,625,185	1,625,185	1,625,185	$ 1,625,185	1,625,185	1,625,185	1,625,185	1,625,185	$ 1,625,185	1,311,930	1,099,105	1,263,849		883,363	821,880	747,034	652,220			552,590	536,834	500,000
Average Annual Return, Percent	14.24%	23.88%			14.61%					12.51%
Long-Short Fund Class Y - 60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name										60% Russell 1000/40% Bloomberg U.S. T-Bill 1-3 Month Index
Account Value	$ 1,110,762	$ 1,110,762	1,110,762	1,110,762	$ 1,110,762	1,110,762	1,110,762	1,110,762	$ 1,110,762	$ 1,110,762	953,633	840,999	910,413		731,457	691,776	644,572	590,417			$ 533,122	$ 522,343	$ 500,000
Average Annual Return, Percent	9.57%	16.48%			9.92%					8.29%
Short Duration Securitized Bond Fund Investor - Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US 1-3 Year Government/Credit Index
Account Value	$ 11,146	$ 11,146	11,146	11,146	$ 11,146	11,146	11,146	$ 11,146	$ 11,146	$ 11,146	10,629	10,573	10,964		10,916	10,476	10,047	10,026		10,000
Average Annual Return, Percent	1.38%	4.87%			1.25%			1.37%
Short Duration Securitized Bond Fund Class I - Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US 1-3 Year Government/Credit Index
Account Value	$ 11,146	$ 11,146	11,146	11,146	$ 11,146	11,146	11,146	$ 11,146	$ 11,146	11,146	10,629	10,573	10,964		10,916	10,476	10,047	10,026		10,000
Average Annual Return, Percent	1.38%	4.87%			1.25%			1.37%
Short Duration Securitized Bond Fund Class Y - Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US 1-3 Year Government/Credit Index
Account Value	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 557,312	$ 531,451	$ 528,674	$ 548,214		$ 545,800	$ 523,783	$ 502,350	$ 501,315		$ 500,000
Average Annual Return, Percent	1.38%	4.87%			1.25%			1.37%